Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 126,526	$ 65,265
Prepaid expenses and other current assets	20,376	12,415
Total current assets	285,187	240,998
Total assets	2,306,079	2,331,651
Current liabilities:
Current portion of long-term debt		17,920
Total current liabilities	358,617	344,341
Total liabilities	676,623	1,160,800
Commitments and contingencies	0	0
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 and 1,100,000 shares authorized at December 31, 2021 and 2020, respectively; 481,121,695 and 416,303,325 shares issued and outstanding as of December 31, 2021 and 2020, respectively	48	42
Additional paid-in capital	2,483,761	1,936,406
Accumulated other comprehensive income/(loss)	(2,746)	(69)
Accumulated deficit	(851,607)	(765,528)
Total stockholders' equity	1,629,456	1,170,851	$ 1,235,781	$ 1,278,900
Total liabilities and stockholders' equity	2,306,079	2,331,651
Cvent Holding Corp.
Current assets:
Cash and cash equivalents	0	0
Prepaid expenses and other current assets	3,122	0
Total current assets	3,122	0
Investment in subsidiaries	1,626,334	1,170,949
Total assets	1,629,456	1,170,949
Current liabilities:
Current portion of long-term debt	0	0
Total current liabilities	0	0
Due to subsidiaries	0	98
Total liabilities	0	98
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 and 1,100,000 shares authorized at December 31, 2021 and 2020, respectively; 481,121,695 and 416,303,325 shares issued and outstanding as of December 31, 2021 and 2020, respectively	48	42
Additional paid-in capital	2,483,761	1,936,406
Accumulated other comprehensive income/(loss)	(2,746)	(69)
Accumulated deficit	(851,607)	(765,528)
Total stockholders' equity	1,629,456	1,170,851
Total liabilities and stockholders' equity	$ 1,629,456	$ 1,170,949